UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

DAVIS NEW YORK VENTURE FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85706
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85706
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: July 31, 2013

Date of reporting period: October 31, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS

DAVIS NEW YORK VENTURE FUND	Schedule of Investments
October 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCK – (99.51%)
CONSUMER DISCRETIONARY – (10.39%)
Automobiles & Components – (0.40%)
Harley-Davidson, Inc.	1,737,356	$81,238,766
Consumer Durables & Apparel – (0.43%)
Compagnie Financiere Richemont S.A., Bearer Shares, Unit A (Switzerland)	671,000	43,518,093
Hunter Douglas N.V. (Netherlands)	1,183,216	43,708,304
		87,226,397
Media – (2.75%)
Grupo Televisa S.A.B., ADR (Mexico)	1,435,941	32,452,267
Walt Disney Co.	10,727,100	526,378,797
		558,831,064
Retailing – (6.81%)
Bed Bath & Beyond Inc. *(a)	12,420,143	716,269,647
CarMax, Inc. *	6,109,992	206,212,230
Expedia, Inc.	601,930	35,613,188
Groupon, Inc. *	7,960,000	32,755,400
Liberty Interactive Corp., Series A *	6,165,360	123,276,373
Liberty Ventures, Series A *	414,646	23,614,090
Netflix Inc. *	2,150,300	170,303,760
Tiffany & Co.	1,216,000	76,875,520
		1,384,920,208
	Total Consumer Discretionary	2,112,216,435
CONSUMER STAPLES – (14.80%)
Food & Staples Retailing – (10.00%)
Costco Wholesale Corp.	6,983,741	687,654,057
CVS Caremark Corp.	27,096,095	1,257,258,808
Sysco Corp.	2,348,500	72,967,895
Walgreen Co.	446,190	15,719,274
		2,033,600,034
Food, Beverage & Tobacco – (4.58%)
Coca-Cola Co.	8,253,690	306,872,194
Diageo PLC (United Kingdom)	10,010,508	286,095,287
Heineken Holding N.V. (Netherlands)	2,723,508	138,202,368
Nestle S.A. (Switzerland)	644,925	40,926,734
Philip Morris International Inc.	1,784,667	158,050,110
		930,146,693
Household & Personal Products – (0.22%)
Natura Cosmeticos S.A. (Brazil)	1,695,840	45,212,937
	Total Consumer Staples	3,008,959,664
ENERGY – (9.33%)
Canadian Natural Resources Ltd. (Canada)	20,073,980	606,234,196
Devon Energy Corp.	4,604,951	268,054,198
EOG Resources, Inc.	1,594,266	185,716,046
Occidental Petroleum Corp.	7,095,375	560,250,810
OGX Petroleo e Gas Participacoes S.A. (Brazil)*	2,529,190	5,865,185
Schlumberger Ltd.	2,184,760	151,906,363
Transocean Ltd. *	2,592,371	118,445,431
	Total Energy	1,896,472,229

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
October 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (38.39%)
Banks – (5.77%)
Commercial Banks – (5.77%)
Wells Fargo & Co.	34,783,234	$1,171,847,154
Diversified Financials – (17.52%)
Capital Markets – (10.10%)
Ameriprise Financial, Inc.	1,148,532	67,039,813
Bank of New York Mellon Corp.	52,544,025	1,298,362,857
Brookfield Asset Management Inc., Class A (Canada)	4,053,420	139,599,785
Charles Schwab Corp.	10,213,500	138,699,330
Goldman Sachs Group, Inc.	764,229	93,533,987
Julius Baer Group Ltd. (Switzerland)	9,072,901	314,672,718
		2,051,908,490
Consumer Finance – (5.60%)
American Express Co.	20,348,374	1,138,898,493
Diversified Financial Services – (1.82%)
CME Group Inc.	896,500	50,163,658
JPMorgan Chase & Co.	4,220,893	175,926,820
Visa Inc., Class A	1,041,750	144,553,230
		370,643,708
		3,561,450,691
Insurance – (13.96%)
Multi-line Insurance – (3.66%)
Fairfax Financial Holdings Ltd. (Canada)	330,694	122,854,474
Fairfax Financial Holdings Ltd., 144A (Canada)(b)(c)	160,877	59,681,139
Loews Corp.	13,266,621	560,912,736
		743,448,349
Property & Casualty Insurance – (8.18%)
ACE Ltd.	2,627,000	206,613,550
Berkshire Hathaway Inc., Class A *	6,365	824,299,325
Markel Corp. *	86,114	40,640,641
Progressive Corp.	26,562,126	592,335,410
		1,663,888,926
Reinsurance – (2.12%)
Alleghany Corp. *(a)	887,452	308,478,315
Everest Re Group, Ltd.	1,102,300	122,410,415
		430,888,730
		2,838,226,005
Real Estate – (1.14%)
Hang Lung Group Ltd. (Hong Kong)	39,391,100	232,533,058
	Total Financials	7,804,056,908
HEALTH CARE – (3.70%)
Health Care Equipment & Services – (3.40%)
Express Scripts Holding Co. *	11,118,708	684,412,071
Laboratory Corp. of America Holdings *	74,500	6,312,385
		690,724,456
Pharmaceuticals, Biotechnology & Life Sciences – (0.30%)
Agilent Technologies, Inc.	1,716,090	61,762,079
	Total Health Care	752,486,535

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
October 31, 2012 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (5.42%)
Capital Goods – (1.48%)
Emerson Electric Co.	1,840,000	$89,111,200
PACCAR Inc.	4,870,000	211,017,100
		300,128,300
Commercial & Professional Services – (1.18%)
Iron Mountain Inc.	6,961,589	240,870,979
Transportation – (2.76%)
China Merchants Holdings International Co., Ltd. (China)	93,781,976	310,991,127
Kuehne & Nagel International AG (Switzerland)	2,137,209	249,451,969
		560,443,096
	Total Industrials	1,101,442,375
INFORMATION TECHNOLOGY – (8.88%)
Semiconductors & Semiconductor Equipment – (1.18%)
Intel Corp.	3,446,500	74,530,563
Texas Instruments Inc.	5,885,405	165,350,453
		239,881,016
Software & Services – (7.37%)
Activision Blizzard, Inc.	11,762,633	128,036,260
Google Inc., Class A *	1,390,445	945,634,693
Microsoft Corp.	7,544,561	215,284,048
Oracle Corp.	6,765,000	210,087,075
		1,499,042,076
Technology Hardware & Equipment – (0.33%)
Hewlett-Packard Co.	4,812,679	66,655,604
	Total Information Technology	1,805,578,696
MATERIALS – (8.31%)
Air Products and Chemicals, Inc.	3,054,120	236,785,924
BHP Billiton PLC (United Kingdom)	3,957,283	126,795,262
Ecolab Inc.	3,069,600	213,644,160
Martin Marietta Materials, Inc.	754,937	62,138,864
Monsanto Co.	6,600,196	568,078,870
Potash Corp. of Saskatchewan Inc. (Canada)(d)	4,156,038	167,779,254
Praxair, Inc.	1,643,220	174,526,396
Rio Tinto PLC (United Kingdom)	2,547,274	127,615,478
Sealed Air Corp.	663,499	10,761,954
	Total Materials	1,688,126,162
TELECOMMUNICATION SERVICES – (0.29%)
America Movil S.A.B. de C.V., Series L, ADR (Mexico)	2,270,614	57,423,828
	Total Telecommunication Services	57,423,828
TOTAL COMMON STOCK – (Identified cost $13,288,939,232)		20,226,762,832
CONVERTIBLE BONDS – (0.05%)
MATERIALS – (0.05%)
Sino-Forest Corp., Conv. Sr. Notes, 5.00%, 08/01/13 (Canada) (c)(e)	$61,132,000	9,781,120
TOTAL CONVERTIBLE BONDS – (Identified cost $61,159,375)		9,781,120

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
October 31, 2012 (Unaudited)

	Principal	Value
SHORT-TERM INVESTMENTS – (0.17%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.30%, 11/01/12, dated 10/31/12, repurchase value of $14,190,118 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.789%-4.50%, 11/01/41-04/01/42, total market value $14,473,800)	$14,190,000	$14,190,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.33%, 11/01/12, dated 10/31/12, repurchase value of $20,746,190 (collateralized by: U.S. Government agency obligations in a pooled cash account, 1.75%-2.625%, 06/30/14-11/15/21, total market value $21,160,920)	20,746,000	20,746,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $34,936,000)		34,936,000
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – (0.01%)
Merrill Lynch & Co., Inc. Joint Repurchase Agreement, 0.35%, 11/01/12, dated 10/31/12, repurchase value of $2,600,025 (collateralized by: U.S. Government agency mortgage in a pooled cash account, 3.50%, 07/01/42, total market value $2,652,000)	2,600,000	2,600,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – (Identified cost $2,600,000)		2,600,000

	Total Investments – (99.74%) – (Identified cost $13,387,634,607) – (f)	20,274,079,952
	Other Assets Less Liabilities – (0.26%)	53,659,355
Net Assets – (100.00%)		$20,327,739,307

ADR: American Depositary Receipt

*	Non-Income producing security.

(a)	Affiliated Company. Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended October 31, 2012. The aggregate fair value of the securities of affiliated companies held by the Fund as of October 31, 2012, amounts to $1,024,747,962. Transactions during the period in which the issuers were affiliates are as follows:

Security	Shares July 31, 2012	Gross Additions	Gross Reductions	Shares October 31, 2012	Dividend Income
Alleghany Corp.	887,452	–	–	887,452	$–
Bed Bath & Beyond Inc.	12,420,143	–	–	12,420,143	–
Iron Mountain Inc. (1)	8,604,589	–	1,643,000	6,961,589	–
					$–
	(1) Not an affiliate as of October 31, 2012.

(b)
This security is subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations. This security amounted to $59,681,139 or 0.29% of the Fund's net assets as of October 31, 2012.

(c)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of restricted securities amounted to $69,462,259 or 0.34% of the Fund's net assets as of October 31, 2012.

(d)
Security is partially on loan – The Fund has entered into a securities lending arrangement with State Street Bank.  Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned. As of October 31, 2012, the Fund had on loan securities valued at $2,575,606; cash of $2,600,000 was received as collateral for the loans. The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
October 31, 2012 (Unaudited)

(e)
This security is in default. The Fund may hold securities in default and is not obligated to dispose of securities whose issuers or underlying obligors subsequently default. As of October 31, 2012, the value of defaulted securities amounted to $9,781,120 (cost: $61,159,375) or 0.05% of the Fund's net assets.

(f)	Aggregate cost for federal income tax purposes is $13,388,552,321. At October 31, 2012 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$7,573,786,749
	Unrealized depreciation	(688,259,118)
	Net unrealized appreciation	$6,885,527,631

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Adviser”), the Fund's investment adviser, identifies as a significant event occurring before the Fund's assets are valued, but after the close of their respective exchanges will be fair valued using a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund's Pricing Committee and Board of Directors. The Pricing Committee considers all facts they deem relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. Fair value determinations are subject to review, approval, and ratification by the Fund's Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

To assess the continuing appropriateness of security valuations, the Adviser may compare prior day prices, prices of comparable securities, and sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source. For those securities valued by fair valuations, the Pricing Committee reviews and affirms the reasonableness of the valuation on a regular basis after considering all relevant information that is reasonably available.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund's valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
October 31, 2012 (Unaudited)

Security Valuation – (Continued)

Value Measurements – (Continued)

The following is a summary of the inputs used as of October 31, 2012 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Consumer discretionary	$2,112,216,435	$–	$–	$2,112,216,435
Consumer staples	3,008,959,664	–	–	3,008,959,664
Energy	1,896,472,229	–	–	1,896,472,229
Financials	7,804,056,908	–	–	7,804,056,908
Health care	752,486,535	–	–	752,486,535
Industrials	1,101,442,375	–	–	1,101,442,375
Information technology	1,805,578,696	–	–	1,805,578,696
Materials	1,688,126,162	–	–	1,688,126,162
Telecommunication services	57,423,828	–	–	57,423,828
Convertible debt securities	–	9,781,120	–	9,781,120
Short-term securities	–	34,936,000	–	34,936,000
Investment of cash collateral for securities loaned	–	2,600,000	–	2,600,000
Total Investments	$20,226,762,832	$47,317,120	$–	$20,274,079,952

There were no transfers of assets (or investments) between Level 1 and Level 2 of the fair value hierarchy during the three months ended October 31, 2012.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS RESEARCH FUND	Schedule of Investments
October 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCK – (96.21%)
CONSUMER DISCRETIONARY – (7.94%)
Consumer Services – (0.55%)
Wynn Resorts Ltd.	1,480	$179,176
Retailing – (7.39%)
Bed Bath & Beyond Inc. *	6,935	399,941
Tiffany & Co.	19,425	1,228,049
TJX Cos., Inc.	19,120	795,966
		2,423,956
	Total Consumer Discretionary	2,603,132
CONSUMER STAPLES – (16.69%)
Food & Staples Retailing – (5.18%)
Costco Wholesale Corp.	8,690	855,661
CVS Caremark Corp.	18,150	842,160
		1,697,821
Food, Beverage & Tobacco – (10.00%)
Coca-Cola Co.	11,144	414,334
Diageo PLC, ADR (United Kingdom)	6,000	685,440
Nestle S.A. (Switzerland)	18,195	1,154,649
Philip Morris International Inc.	4,140	366,638
Unilever N.V., NY Shares (Netherlands)	17,825	653,999
		3,275,060
Household & Personal Products – (1.51%)
Colgate-Palmolive Co.	4,725	495,936
	Total Consumer Staples	5,468,817
ENERGY – (2.86%)
Schlumberger Ltd.	6,708	466,407
Spectra Energy Corp.	11,150	321,901
Transocean Ltd. *	3,255	148,721
	Total Energy	937,029
FINANCIALS – (19.38%)
Banks – (3.73%)
Commercial Banks – (3.73%)
PNC Financial Services Group, Inc.	3,655	212,685
Toronto-Dominion Bank (Canada)	1,695	137,871
U.S. Bancorp	15,000	498,150
Wells Fargo & Co.	11,100	373,959
		1,222,665
Diversified Financials – (6.06%)
Capital Markets – (3.78%)
Bank of New York Mellon Corp.	8,900	219,919
Brookfield Asset Management Inc., Class A (Canada)	8,000	275,520
Charles Schwab Corp.	14,180	192,564
Goldman Sachs Group, Inc.	4,495	550,143
		1,238,146
Diversified Financial Services – (2.28%)
CME Group Inc.	1,875	104,916
JPMorgan Chase & Co.	11,740	489,323
Visa Inc., Class A	1,100	152,636
		746,875
		1,985,021

1

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
October 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (9.59%)
Multi-line Insurance – (3.20%)
Fairfax Financial Holdings Ltd. (Canada)	1,085	$403,083
Loews Corp.	15,300	646,884
		1,049,967
Property & Casualty Insurance – (4.07%)
ACE Ltd.	4,000	314,600
Berkshire Hathaway Inc., Class A *	4	518,020
Berkshire Hathaway Inc., Class B *	1,610	139,024
Progressive Corp.	7,350	163,905
W. R. Berkley Corp.	5,080	197,561
		1,333,110
Reinsurance – (2.32%)
Everest Re Group, Ltd.	6,840	759,582
		3,142,659
	Total Financials	6,350,345
HEALTH CARE – (4.62%)
Health Care Equipment & Services – (4.02%)
Baxter International Inc.	7,710	482,877
Becton, Dickinson and Co.	4,600	348,128
CareFusion Corp. *	8,615	228,815
Laboratory Corp. of America Holdings *	1,215	102,947
WellPoint, Inc.	2,530	155,038
		1,317,805
Pharmaceuticals, Biotechnology & Life Sciences – (0.60%)
Agilent Technologies, Inc.	5,500	197,945
	Total Health Care	1,515,750
INDUSTRIALS – (13.71%)
Capital Goods – (8.66%)
3M Co.	860	75,336
Brenntag AG (Germany)	2,370	298,709
Cummins Inc.	2,425	226,932
Lockheed Martin Corp.	5,320	498,324
PACCAR Inc.	25,390	1,100,149
Schindler Holding AG - Participation Certificate (Switzerland)	2,825	372,197
Schneider Electric S.A. (France)	4,255	266,022
		2,837,669
Commercial & Professional Services – (3.25%)
Nielsen Holdings N.V. *	24,655	713,023
Republic Services, Inc.	12,420	352,107
		1,065,130
Transportation – (1.80%)
C.H. Robinson Worldwide, Inc.	9,760	588,918
	Total Industrials	4,491,717
INFORMATION TECHNOLOGY – (21.16%)
Semiconductors & Semiconductor Equipment – (5.18%)
First Solar, Inc. *	6,020	146,316
Intel Corp.	15,640	338,215
Texas Instruments Inc.	43,180	1,213,142
		1,697,673

2

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
October 31, 2012 (Unaudited)

	Shares/Units/Principal	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Software & Services – (11.96%)
Automatic Data Processing, Inc.	4,450	$257,143
International Business Machines Corp.	1,520	295,686
MasterCard, Inc., Class A	1,047	482,594
Microsoft Corp.	34,320	979,321
Oracle Corp.	28,150	874,198
SAP AG, ADR (Germany)	14,120	1,029,348
		3,918,290
Technology Hardware & Equipment – (4.02%)
Apple Inc.	788	468,998
Hewlett-Packard Co.	41,990	581,561
Nokia Oyj, ADR (Finland)	100,500	268,335
		1,318,894
	Total Information Technology	6,934,857
MATERIALS – (9.41%)
Air Products and Chemicals, Inc.	10,995	852,442
Cemex S.A.B. de C.V., ADR (Mexico)*	30,728	277,781
Ecolab Inc.	10,125	704,700
Potash Corp. of Saskatchewan Inc. (Canada)	6,835	275,929
Praxair, Inc.	5,445	578,314
Sherwin-Williams Co.	2,780	396,372
	Total Materials	3,085,538
TELECOMMUNICATION SERVICES – (0.44%)
Level 3 Communications, Inc. *	7,000	143,500
	Total Telecommunication Services	143,500
TOTAL COMMON STOCK – (Identified cost $26,377,440)		31,530,685
STOCK WARRANTS – (0.43%)
FINANCIALS – (0.43%)
Banks – (0.43%)
Commercial Banks – (0.43%)
Wells Fargo & Co., strike price $34.01, expires 10/28/18 *	14,700	140,679
TOTAL STOCK WARRANTS – (Identified cost $112,678)		140,679
CORPORATE BONDS – (0.98%)
MATERIALS – (0.98%)
Cemex Finance LLC, 144A Sr. Bond, 9.50%, 12/14/16 (a)	$300,000	319,875
TOTAL CORPORATE BONDS – (Identified cost $297,017)		319,875

3

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
October 31, 2012 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (2.28%)
	Banc of America Securities LLC Joint Repurchase Agreement, 0.30%, 11/01/12, dated 10/31/12, repurchase value of $304,003 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.789%-4.50%, 11/01/41-04/01/42, total market value $310,080)	$304,000	$304,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.33%, 11/01/12, dated 10/31/12, repurchase value of $445,004 (collateralized by: U.S. Government agency obligations in a pooled cash account, 1.75%-2.625%, 06/30/14-11/15/21, total market value $453,900)	445,000	445,000
		TOTAL SHORT-TERM INVESTMENTS – (Identified cost $749,000)	749,000

		Total Investments – (99.90%) – (Identified cost $27,536,135) – (b)	32,740,239
		Other Assets Less Liabilities – (0.10%)	32,228
	Net Assets – (100.00%)		$32,772,467
ADR: American Depositary Receipt

*	Non-Income producing security.

(a)	This security is subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations. This security amounted to $319,875 or 0.98% of the Fund's net assets as of October 31, 2012.

(b)	Aggregate cost for federal income tax purposes is $27,544,026. At October 31, 2012 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

		Unrealized appreciation	$6,304,244
		Unrealized depreciation	(1,108,031)
		Net unrealized appreciation	$5,196,213

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Adviser”), the Fund's investment adviser, identifies as a significant event occurring before the Fund's assets are valued, but after the close of their respective exchanges will be fair valued using a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund's Pricing Committee and Board of Directors. The Pricing Committee considers all facts they deem relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. Fair value determinations are subject to review, approval, and ratification by the Fund's Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

To assess the continuing appropriateness of security valuations, the Adviser may compare prior day prices, prices of comparable securities, and sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source. For those securities valued by fair valuations, the Pricing Committee reviews and affirms the reasonableness of the valuation on a regular basis after considering all relevant information that is reasonably available.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

4

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
October 31, 2012 (Unaudited)

Security Valuation – (Continued)

The Fund's valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

The following is a summary of the inputs used as of October 31, 2012 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Consumer discretionary	$2,603,132	$–	$–	$2,603,132
Consumer staples	5,468,817	–	–	5,468,817
Energy	937,029	–	–	937,029
Financials	6,491,024	–	–	6,491,024
Health care	1,515,750	–	–	1,515,750
Industrials	4,491,717	–	–	4,491,717
Information technology	6,934,857	–	–	6,934,857
Materials	3,085,538	–	–	3,085,538
Telecommunication services	143,500	–	–	143,500
Corporate debt securities	–	319,875	–	319,875
Short-term securities	–	749,000	–	749,000
Total Investments	$31,671,364	$1,068,875	$–	$32,740,239

There were no transfers of assets (or investments) between Level 1 and Level 2 of the fair value hierarchy during the three months ended October 31, 2012.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

5

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3.  EXHIBITS

 EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE FUND, INC.

By /s/ Kenneth C. Eich

   Kenneth C. Eich
   Principal Executive Officer

Date:  December 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich

   Kenneth C. Eich
   Principal Executive Officer

Date:  December 28, 2012

By /s/ Douglas A. Haines

   Douglas A. Haines
   Principal Financial officer

Date:  December 28, 2012